Investment Objectives and Goals	Oct. 31, 2025
MFS Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Global Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Total Return Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Utilities Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Utilities Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.